LONG-TERM COMMITMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM COMMITMENTS
LONG-TERM COMMITMENTS

24.LONG-TERM COMMITMENTS

The Company entered into long-term take-or-pay agreements with chemicals, electricity transportation and natural gas suppliers. These agreements contain termination and supply interruption clauses in the event of default of certain essential obligations. Generally, the Company purchases the minimum agreed under the agreements, hence there is no liability recorded at December 31, 2019. The total contractual obligations assumed at December 31, 2020 equivalent to R$12,429,229 per year (R$7,335,609 at December 31, 2019).